Stock Transactions and Options - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2011	Jan. 15, 2014	Sep. 30, 2013	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2011	Nov. 30, 2012 Notes Payable [Member]	Sep. 30, 2007 2002-2003 Stock Option Plan	Aug. 01, 2002 2002-2003 Stock Option Plan	Oct. 14, 2008 Stock Incentive Plan [Member]	Sep. 25, 2000 2000-2001 Stock Option Plan	May 31, 2012 Investor Relations Firm [Member]	Dec. 31, 2012 Investor Relations Firm [Member]	Mar. 31, 2011 Option and Warrant Transactions [Member]	Sep. 30, 2012 Option and Warrant Transactions [Member]	Dec. 31, 2011 Option and Warrant Transactions [Member]	Jan. 03, 2013 Warrant Transactions [Member]	Dec. 31, 2013 Warrant Transactions [Member]	Dec. 31, 2013 Stock Option Plan [Member]	Dec. 31, 2013 2013 Stock Incentive Plan [Member]	Dec. 31, 2013 Officer [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Dec. 31, 2010 Officer [Member]	Dec. 31, 2012 Four Employees [Member]	Dec. 31, 2012 Director [Member]	Dec. 01, 2012 Employee [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2013 Two Employees [Member]	Dec. 31, 2013 Thirteen Employees [Member]	Dec. 31, 2013 Thirteen Employees [Member] Common Stock [Member] Maximum [Member]	Dec. 31, 2013 Thirteen Employees [Member] Common Stock [Member] Minimum [Member]	Dec. 31, 2013 Series Preferred Stock [Member]	Dec. 31, 2012 Series Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																																			4,779,460
Preferred stock, par value					$ 0.001	$ 0.001	$ 0.001																												$ 1.00
Dividends paid on preferred stock																																			$ 583,227	$ 433,696
Warrants Issued During Period Shares Issued														250,000		2,838,330			300,000
Share Based Compensation Arrangement By Share Based Payment Award Warrants Grant Date Fair Value																	154,676	74,164	41,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 0.70									$ 0.70			$ 0.90	$ 0.90	$ 0.70							$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														82.00%			71.00%	42.00%	77.00%								67.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																			2 years							5 years						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate														0.00%			0.00%	0.00%	0.00%								0.00%					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														0.30%			0.25%	0.30%	0.27%								0.47%					0.47%
Warrants Expenses Recognized Based On Number Of Warrants Exercised																		228,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																1,787,000
Outstanding December 31, 2011					3,467,000	1,685,000	3,480,000	900,000																		900,000
Share Based Compensation Arrangements By Share Based Payment Award Options Amount Recognized As Expenses					33,267																			76,938	76,938		18,825
Share Based Compensation Arrangements By Share Based Payment Award Options Amount Of Expenses Recognized For Future Amortization																							153,876				148,208					342,836
Share Price															$ 0.77		$ 0.90	$ 0.85									$ 0.56				$ 0.50		$ 0.56	$ 0.53
Stock Issued During Period, Shares, Issued for Services		110,000													60,000													75,000		40,000	90,000
Stock Issued During Period, Value, Issued for Services																													785,000
Description Of Securities Purchase Agreement	each investor received a stock purchase warrant to purchase 1 share of common stock at a price of $0.90 per share, for each 2 shares of common stock purchased.Each Warrant was exercisable until December 31, 2011.
Stock Repurchased and Retired During Period, Shares				2,000,000
Purchase of Treasury Stock				323,035	0	226,000
Notes Payable				825,000
Debt Instrument, Interest Rate, Stated Percentage									0.24%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 86,000
Preferred dividends payable					456,289	174,763
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					675,000	450,000															350,000
Common Stock, Capital Shares Reserved for Future Issuance																						5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																										$ 307,751	$ 167,032
Market Price Per Share														$ 0.75	$ 0.77				$ 0.50									$ 0.60		$ 0.78	$ 0.55
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest After One Year Percentage																											33.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																																$ 376,103
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																67.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																72.00%
Share based Compensation Arrangement By Share based Payment Award Warrants Forfeited Number Of Shares																				550,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										1,000,000		1,250,000	200,000
Stock Issued During Period, Shares, Acquisitions			41,327,516